Employee Benefit Plans - Summary of Shares Held by Employee Stock Ownership Plan (ESOP) (Detail) - USD ($)		12 Months Ended
	Oct. 28, 2014	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Earned ESOP shares		101,654
Unearned ESOP shares		498,346	546,413
Total ESOP shares	600,000	600,000
Share Price at December 31, 2016		$ 13.46
Fair value of unearned shares		$ 6,707,737